Common Stock (Tables) - Rigetti Holdings [Member]	12 Months Ended
Jan. 31, 2021
Class of Stock [Line Items]
Summary of vesting status of the Customer Warrant	The vesting status of the Customer Warrant is as follows at January 31, 2021:

Vested Customer Warrants	1,021,845
Unvested Customer Warrants	2,384,311

3,406,156

Summary of common stock shares reserved for future issuance
As of January 31, 2021, the Company has reserved the following shares of common stock for issuance upon the conversion, exercise or vesting of the underlying instruments:

	Class A Common Stock	Class B Common Stock
Series C Preferred Stock	69,223,658	—
Series C-1 Preferred Stock	—	3,687,836
Common Stock Warrants	10,127,532	—
Stock-based Awards Outstanding	17,015,965	—
Stock-Based Awards Available for Future Grant	11,149,918	—

	107,517,073	3,687,836